Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions and with Related Parties
A.	Transactions with related parties

	Year ended December 31
	2011	2012	2013
Revenues from sales and services (C)	$1,192	$1,145	$1,156

Operation costs	89	42	312

Management and consulting fees to shareholders (D)	398	428	398

Purchases of fixed asset	$322	$253	$1

B.	Balances with related parties

	December 31 2012	December 31 2013
Trade receivables	$350	$216

Other receivables	$(5)	$(154)